Shareholder Report, Holdings (Details)	Apr. 30, 2026
American Funds® Global Growth Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - CLASS T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - CLASS T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - CLASS T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class ABLE-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class ABLE-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class ABLE-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class ABLE-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%
American Funds® Global Growth Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Global Growth Portfolio - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class ABLE-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class ABLE-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class ABLE-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class ABLE-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
American Funds® Growth Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds® Growth Portfolio - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class 529-F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class ABLE-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class ABLE-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class ABLE-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class ABLE-A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class ABLE-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class ABLE-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class ABLE-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class ABLE-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class ABLE-F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class ABLE-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth and Income Portfolio - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds® Growth and Income Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds® Growth and Income Portfolio - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Growth and Income Portfolio - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Growth and Income Portfolio - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Moderate Growth and Income Portfolio - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® Moderate Growth and Income Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds® Moderate Growth and Income Portfolio - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® Moderate Growth and Income Portfolio - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® Moderate Growth and Income Portfolio - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds® Moderate Growth and Income Portfolio - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio Class 529-F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class ABLE-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class ABLE-A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class ABLE-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class ABLE-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class ABLE-F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class ABLE-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Conservative Growth and Income Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds® Conservative Growth and Income Portfolio - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds® Conservative Growth and Income Portfolio - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds® Conservative Growth and Income Portfolio - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-1 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-2 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-3 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class 529-A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class 529-C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class 529-E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class 529-T | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class 529-F-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class 529-F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class 529-F-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class ABLE-A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Global Growth Portfolio - Class ABLE-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Global Growth Portfolio - Class ABLE-F-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Global Growth Portfolio - Class ABLE-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class R-1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class R-2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class R-2E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class R-3 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class R-4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class R-5E | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class R-5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Preservation Portfolio - Class R-6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Preservation Portfolio - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Tax-Exempt Preservation Portfolio - Class A | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
American Funds® Tax-Exempt Preservation Portfolio - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds® Tax-Exempt Preservation Portfolio - Class C | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
American Funds® Tax-Exempt Preservation Portfolio - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds® Tax-Exempt Preservation Portfolio - Class T | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
American Funds® Tax-Exempt Preservation Portfolio - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds® Tax-Exempt Preservation Portfolio - Class F-1 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
American Funds® Tax-Exempt Preservation Portfolio - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds® Tax-Exempt Preservation Portfolio - Class F-2 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
American Funds® Tax-Exempt Preservation Portfolio - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
American Funds® Tax-Exempt Preservation Portfolio - Class F-3 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
American Funds® Tax-Exempt Preservation Portfolio - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Less than 1%.